Loans - Detailed Activity in Allowance for Loan Losses by Portfolio Segment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 6,473,703	$ 6,542,326	$ 8,077,757
Provision for possible loan losses	(65,056)	556,687	923,397
Chargeoffs	2,640,845	821,905	2,732,330
Recoveries	134,994	196,595	273,502
Net chargeoffs	2,505,851	625,310	2,458,828
Ending Balance	3,902,796	6,473,703	6,542,326
Loans individually evaluated for impairment				$ 786,893	$ 2,996,708	$ 2,024,754
Loans collectively evaluated for impairment				3,115,903	3,476,995	4,517,572
Ending Balance	6,473,703	6,542,326	8,077,757	3,902,796	6,473,703	6,542,326
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	5,238,895	5,202,151	4,706,011
Provision for possible loan losses	401,971	587,315	855,511
Chargeoffs	2,567,499	625,556	560,298
Recoveries	43,767	74,985	200,927
Net chargeoffs	2,523,732	550,571	359,371
Ending Balance	3,117,134	5,238,895	5,202,151
Loans individually evaluated for impairment				749,090	2,996,708	1,984,671
Loans collectively evaluated for impairment				2,368,044	2,242,187	3,217,480
Ending Balance	5,238,895	5,202,151	4,706,011	3,117,134	5,238,895	5,202,151
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	643,248	873,815	2,767,409
Provision for possible loan losses	(393,924)	(228,982)	145,359
Chargeoffs	8,035	32,258	2,050,939
Recoveries	16,265	30,673	11,986
Net chargeoffs	(8,230)	1,585	2,038,953
Ending Balance	257,554	643,248	873,815
Loans individually evaluated for impairment				37,803		40,083
Loans collectively evaluated for impairment				219,751	643,248	833,732
Ending Balance	643,248	873,815	2,767,409	257,554	643,248	873,815
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	591,560	466,360	604,337
Provision for possible loan losses	(73,103)	198,354	(77,473)
Chargeoffs	65,311	164,091	121,093
Recoveries	74,962	90,937	60,589
Net chargeoffs	(9,651)	73,154	60,504
Ending Balance	528,108	591,560	466,360
Loans collectively evaluated for impairment				528,108	591,560	466,360
Ending Balance	$ 591,560	$ 466,360	$ 604,337	$ 528,108	$ 591,560	$ 466,360